Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Operating activities:
Net income (loss)	$ (122,233)	$ (20,196)	$ 6,745
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation expense	44,637	33,703	26,293
Amortization expense	55,144	60,226	51,372
Non-cash interest expense	6,994	3,986	3,339
Deferred income tax benefit	(10,110)	(5,321)	(24,125)
Non-cash compensation expense	117,084	4,564	3,542
Fair value adjustment for contingent consideration		53	(1,810)
Loss on disposition of property, plant and equipment	904	1,495	791
Bad debt provision	512	383	176
Loss on extinguishment of debt	37,587
Changes in operating assets and liabilities:
Trade receivables	(17,656)	(9,015)	2,211
Inventories	(12,146)	(4,492)	953
Prepaid expenses and other current assets	1,035	(4,550)	3,460
Accounts payable	(4,361)	11,679	4,398
Accrued expenses and interest	2,664	20,376	(12,839)
Other assets and liabilities	(1,694)	1,981	2,796
Net cash provided by (used in) operating activities	98,361	94,872	67,302
Investing activities:
Purchases of property, plant and equipment	(95,594)	(63,006)	(42,758)
Proceeds from sale of property, plant and equipment	253	71	60
Acquisitions, net of cash acquired	(18,453)		(292,984)
Net cash provided by (used in) investing activities	(113,794)	(62,935)	(335,682)
Financing activities:
Proceeds from initial public offering, net of related costs	820,467
Proceeds from 2025 Senior Notes	346,500
Redemption of 2021 and 2025 Senior Notes	(665,000)
Payments of debt extinguishment costs related to 2021 and 2025 Senior Notes	(24,938)
Proceeds under Revolving Credit Facility	129,000	40,000	30,000
Payments under Revolving Credit Facility	(129,000)	(40,000)	(30,000)
Proceeds from long-term debt			224,438
Payments on long-term debt obligations	(341,958)	(8,304)	(7,167)
Payments of financing fees related to Term Loan Agreement			(5,179)
Payments of debt issuance costs related to 2025 Senior Notes	(7,754)
Proceeds (repayments) of finance lease obligations	(807)	1,405	(656)
Payments of Ultralox contingent consideration		(2,000)
Payments of initial public offering related costs		(584)
Redemption of capital contributions prior to initial public offering	(3,553)	(101)	(2,694)
Capital contributions prior to initial public offering	1,500	1,311	40,000
Exercise of vested stock options	41
Net cash provided by (used in) financing activities	124,498	(8,273)	248,742
Net increase (decrease) in cash and cash equivalents	109,065	23,664	(19,638)
Cash and cash equivalents at beginning of period	105,947	82,283	101,921
Cash and cash equivalents at end of period	215,012	105,947	82,283
Supplemental cash flow disclosure:
Cash paid for interest, net of amounts capitalized	76,670	78,807	65,050
Cash paid for income taxes, net	1,376	1,252	622
Supplemental non-cash investing and financing disclosure:
Capital expenditures in accounts payable at end of period	2,089	3,674	4,983
Property, plant and equipment acquired under finance lease obligations	$ 966	$ 1,637	7,045
Non-cash equity contribution			$ 2,475